EARNINGS PER SHARE - Computation of Basic and Diluted (Loss) Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
EPS numerator:
Net (loss) income	$ (12,025)	$ (28,655)	$ (8,437)	$ (34,136)	$ 30,812	$ 20,841
EPS denominator:
Weighted average shares outstanding - basic (in shares)	38,430,742		38,426,669
Effect of dilutive securities (in shares)	0		0
Weighted average shares outstanding - diluted	38,430,742		38,426,669
Net loss per share:
Basic (in dollars per share)	$ (0.31)		$ (0.22)
Diluted (in dollars per share)	$ (0.31)		$ (0.22)